Jul. 15, 2019
Developing World Fund [Member] | Retirement

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated July 15, 2019

to the

THORNBURG FUNDS PROSPECTUS (THE “THORNBURG RETAIL PROSPECTUS”) AND THE THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS (THE “THORNBURG RETIREMENT PROSPECTUS”)

Each dated February 1, 2019, as supplemented April 26, 2019

THORNBURG RETIREMENT PROSPECTUS:

Effective July 15, 2019, the disclosure for the “Basic Value,” “Consistent Earner,” and “Emerging Franchise” categories appearing under the caption “Principal Investment Strategies” on page 21 for the Thornburg Value Fund, on page 27 for the Thornburg International Value Fund, and on page 56 for the Thornburg Developing World Fund is hereby deleted and replaced with the following disclosure:

Basic Value: Companies generally operating in mature industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth, profitability, cash flow and/or dividends.

Emerging Franchise: Companies with the potential to grow at an above average rate because of a product or service that is establishing a new market and/or taking share from existing participants.